Statement of Changes in Equity - Forum Energy Plc (Forum Energy PLC, USD $)	Share Capital USD ($)	Share Premium $000 USD ($)	Share Option Reserve $000 USD ($)	Deficit USD ($)	Total USD ($)	Noncontrolling Interest USD ($)
Beginning balance, amount at Dec. 31, 2009	$ 5,941	$ 50,869	$ 493	$ (14,326)	$ 42,977	$ 1,454
ComprehensiveIncomeNetOfTax				(438)	(438)	(120)
Transfer to retained deficit			(55)	55
Issue of shares, net issuance costs	41	95			136
Ending balance, amount at Dec. 31, 2010	5,982	50,964	438	(14,709)	42,675	1,334
Beginning balance, amount at Dec. 31, 2010
ComprehensiveIncomeNetOfTax				3,457	3,457	(37)
Ending balance, amount at Dec. 31, 2011	$ 5,982	$ 50,964	$ 438	$ (11,252)	$ 46,132	$ 1,297